Loss Before Income Tax - Summary of Loss Before Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
Revenue
Commercialization Revenue	$ 2,081	$ 1,042	$ 5,922	$ 3,264
Milestone Revenue	10,000		25,000	11,000
Interest Revenue	120	207	533	491
Total Revenue	12,201	1,249	31,455	14,755
Clinical trial and research & development	(7,035)	(9,366)	(20,383)	(31,295)
Manufacturing production & development	(6,009)	(2,017)	(10,966)	(9,656)
Employee benefits
Salaries and employee benefits	(6,636)	(5,115)	(17,864)	(15,035)
Defined contribution superannuation expenses	(95)	(80)	(261)	(264)
Equity settled share-based payment transactions	(2,080)	(1,191)	(4,527)	(3,217)
Total Employee benefits	(8,811)	(6,386)	(22,652)	(18,516)
Depreciation and amortization of non-current assets
Plant and equipment depreciation	(156)	(135)	(378)	(446)
Right of use asset depreciation	(395)		(1,102)
Intellectual property amortization	(394)	(395)	(1,181)	(1,183)
Total Depreciation and amortization of non-current assets	(945)	(530)	(2,661)	(1,629)
Other Management & administration expenses
Overheads & administration	(2,412)	(2,318)	(7,842)	(8,762)
Consultancy	(1,310)	(808)	(3,471)	(2,453)
Legal, patent and other professional fees	(546)	(565)	(4,458)	(2,816)
Intellectual property expenses (excluding the amount amortized above)	(653)	(866)	(1,905)	(2,161)
Total Other Management & administration expenses	(4,921)	(4,557)	(17,676)	(16,192)
Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	2,158	(2,718)	1,276	(3,352)
Total Fair value remeasurement of contingent consideration	2,158	(2,718)	1,276	(3,352)
Other operating income and expenses
Remeasurement of borrowing arrangements			39	(752)
Research & development tax incentive		(74)		(74)
Foreign exchange gains/(losses)	(442)	(8)	(67)	(182)
Foreign withholding tax paid				(52)
Total Other operating income and expenses	(442)	(82)	(28)	(1,060)
Finance (costs)/gains
Remeasurement of borrowing arrangements	319	376	1,059	376
Interest expense	(3,733)	(3,144)	(10,912)	(8,282)
Total Finance costs	(3,414)	(2,768)	(9,853)	(7,906)
Loss before income tax	$ (17,218)	$ (27,175)	$ (51,488)	$ (74,851)